Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Corporate Information
Summary of Reconciliation of accounting and taxable income
	December 31, 2021	December 31, 2020	December 31, 2019
Loss before income taxes	$(168,208)	$(187,052)	$(211,683)
Tax recovery based on statutory rate of 27.0% (2021: 27.0%, 2020: 27.0%)	(45,000)	(51,000)	(57,000)
Permanent differences	2,000	-	(7,000)
	(43,000)	(51,000)	(64,000)
Changes in unrecognized deferred tax assets	43,000	51,000	64,000
Total income tax expense	$-	$-	$-

Summary of Deffered tax assets and liabilities
	December 31, 2021	December 31, 2020

Allowable capital losses	$468,000	$468,000
Non-capital losses	1,770,000	1,727,000
Capital assets and other	1,000	1,000
Investments	858,000	858,000
Unrecognized deferred tax assets	(3,097,000)	(3,054,000)